Share-Based Payment (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment [Abstract]
Schedule of Share-Based Payment	For the six months periods ended June 30, 2023 and 2022, the Company’s share-based payment transactions were as follow:
Type of arrangement	Grant date	Quantity granted (Units) (Note 1)	Contract period	Vesting conditions
Employee share options	2017.1.1	106,300	5 years	Note 2
Employee share options	2018.1.1	34,000	5 years	Note 2
Employee share options	2019.1.1	186,000	5 years	Note 2
Employee share options	2021.10.5	207,412	5 years	Note 3
Employee share options	2021.10.5	113,524	5 years	Note 2
Employee share options	2022.2.23	274,682	5 years	Note 2
Note 1:	On the Closing Date, with capital recapitalization as provided in Note 15, each outstanding share option was converted with the conversion ratio approximately of 4.82 share options. Shares outstanding for the periods have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

Note 2:	Employee share options granting period and exercise conditions are as follows:
		Quantity
		granted
		(Ordinary shares)	Contract	Vesting
Type of arrangement	Grant date	(Note 1)	period	conditions
Obtain professional service through share-based payment	2022.12	5,388	Upon completion of services	Upon completion of services

Schedule of Employee Share Options Granting Period and Exercise Conditions	Employee share options granting period and exercise conditions are as follows:
Vesting period	Accumulated maximum exercisable employee share options
After 1 year	25%
After 2 years	50%
After 3 years	75%
After 4 years	100%
Vesting period	Accumulated maximum exercisable employee share options
At the beginning of year 1	25%
At the beginning of year 2	50%
At the beginning of year 3	75%
At the beginning of year 4	100%

Schedule of Share-Based Payment Arrangements	Details of the share-based payment arrangements are as follows:
	Six months ended June 30, 2024 (Note)		Six months ended June 30, 2023 (Note)
	No. of options	Weighted average exercise price	No. of options	Weighted average exercise price
Options outstanding at January 1	51,879	$11.66	255,164	$11.66
Options expired	-	11.66	(27,723)	11.66
Options cancelled	(1,458)	11.66	(75,310)	11.66
Options outstanding at June 30	50,421	$11.66	152,131	$11.66
Options exercisable at June 30	50,421	$11.66	84,779	$11.66
Note:	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

Schedule of Fair Value of Share Options Granted on Grant Date	The fair value of share options granted on grant date is measured using the Black-Scholes option- pricing model. Relevant information is as follows:
Type of arrangement	Grant date	Share price (par value)	Exercise price (Note 2)	Expected price volatility (Note 1)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per share (Note 3)
Employee share options	2017.1.1	$0.0001	$5.62	32.11%~42.11%	4.5 Years	-	1.05%	$5.73
Employee share options	2018.1.1	$0.0001	$5.62	34.14%~40.79%	4.5 Years	-	0.96%	$6.13
Employee share options	2019.1.1	$0.0001	$5.62	33.35%~38.93%	4.5 Years	-	1.01%	$6.86
Employee share options	2021.10.5	$0.0001	$5.62	47.34%~52.14%	3.5 Years	-	1.01%	$6.91
Employee share options	2021.10.5	$0.0001	$5.62	45.32%~51.27%	4.5 Years	-	1.01%	$6.91
Employee share options	2022.2.23	$0.0001	$5.62	31.49%~46.31%	4.5 Years	-	0.72%	$7.11

Note 1:	Expected price volatility rate was estimated by using the share prices of the most recent period with length of this period approximate to the length of the share options’ expected life, and the standard deviation of return on the share during this period.
Note 2:	The exercise price of share options is adjusted to $1.17 7 (or $11.66 reflective of the 10-to-1 reverse stock split effective April 15, 2024) with the conversion ratio approximately of 4.82 on the Closing Date due to capital recapitalization. Refer to Note 15 for more information on the capital recapitalization.
Note 3:	Share-based payment expenses are recorded over each vesting period based on the fair value of share options granted. Relevant information is as follows:

Schedule of Share-Based Payment Expenses	Share-based payment expenses are recorded over each vesting period based on the fair value of share options granted. Relevant information is as follows:
Grant date	Exercise price	Fair value of first year	Fair value of second year	Fair value of third year	Fair value of fourth year
2017.1.1	$5.62	$0.90	$1.50	$1.70	$2.00
2018.1.1	$5.62	$1.20	$1.60	$2.00	$2.30
2019.1.1	$5.62	$1.70	$2.10	$2.40	$2.80
2021.10.5	$5.62	$1.90	$2.30	$2.70	$2.90
2021.10.5	$5.62	$2.30	$2.70	$2.90	$3.10
2022.2.23	$5.62	$1.90	$2.50	$3.00	$3.20

Schedule of Expenses Incurred on Share-Based Payment	Expenses incurred on share-based payment transactions are shown below:
	Six months ended June 30, 2024	Six months ended June 30, 2024
Expense recorded	$-	$38,053